Trade accounts payable (Tables)	12 Months Ended
Dec. 31, 2017
Trade accounts payable
Schedule of trade accounts payable

	December 31,
	2017		2016		2015
Suppliers and contractors	Ps.	207,190	Ps.	212,939	Ps.	165,165
Customer advances		42,317		39,892		78,702
Statutory employee profit sharing		6,475		9,242		9,491
	Ps.	255,982	Ps.	262,073	Ps.	253,358